Retirement Benefits - Future Benefit Payments (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Qualified Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	$ 41,100
2016	41,400
2017	42,100
2018	43,300
2019	43,900
2020-2024	237,300
SERP Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	4,386
2016	2,595
2017	1,940
2018	5,346
2019	5,811
2020-2024	18,759
Other Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	1,080
2016	1,136
2017	1,113
2018	1,085
2019	1,062
2020-2024	5,935
2014, without Medicare Part D subsidy	1,429
2015, without Medicare Part D subsidy	1,414
2016, without Medicare Part D subsidy	1,398
2017, without Medicare Part D subsidy	1,380
2018, without Medicare Part D subsidy	1,362
2019-2023, without Medicare Part D subsidy	$ 6,340